Trade and Other Receivables - Disclosure of Ageing of Loss Allowance for Trade and Other Receivables (Details) - Trade and other receivables - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025
Gross
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	R 3,894	R 2,656
Gross | Past due by 1 to 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	56	57
Gross | Past due by 31 to 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	33	14
Gross | Past due by 61 to 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14	5
Gross | Past due by more than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	44	33
Gross | Past due by more than 361 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	193	164
Loss allowance
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(221)	(171)
Loss allowance | Past due by 1 to 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loss allowance | Past due by 31 to 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(4)	0
Loss allowance | Past due by 61 to 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2)	0
Loss allowance | Past due by more than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(38)	(28)
Loss allowance | Past due by more than 361 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(175)	(143)
Financial assets individually assessed for credit losses | Gross | Not Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,554	2,383
Financial assets individually assessed for credit losses | Loss allowance | Not Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	R (2)	R 0